Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 5,515	$ 6,856
Supplies	1,313	295
Prepaid expenses	2,686	444
Prepaid consulting fees	2,676
Other current assets	114	23
Total current assets	12,304	7,618
Intangible assets	2,043	191
Reinsurance recoverables	18,573	19,463
Cloud computing arrangements	2,225	2,745
Other assets	263	287
Total assets	35,408	30,304
Current liabilities
Accounts payable	3,466	3,456
Related party payable	500
PIK Notes	1,409
Accrued severance	1,045
Accrued and other liabilities	493	402
Related party convertible debentures		9,967
Convertible debentures		22,236
Total current liabilities	6,913	36,061
Warrant liability	311
PIK Notes	1,730
Policy reserves	18,573	19,463
Other liabilities	1,173
Total liabilities	28,700	55,524
Commitments and contingencies (Note 13)
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value; 10,000,000 shares authorized, none issued or outstanding as of December 31, 2022
Class A common stock, $0.0001 par value, 500,000,000 shares authorized, 29,669,830issued, and 27,529,069 outstanding as ofDecember 31, 2022	3
Treasury stock, at cost, 2,140,761 as of December 31, 2022
Undesignated preferred stock, $.00001 par value;90,000,000 shares authorized, none issued and outstanding as of December 31, 2021
Non-redeemable preferred stock series A, $.00001 par value; 10,000,000 shares authorized, 8,000,000 shares issued and outstandingas of December 31, 2021		21,854
Common stock class A, $.00001 par value; 800,000,000 shares authorized; 30,208 shares issued and outstanding as ofDecember 31, 2021
Common stock class B, $.00001 par value, 100,000,000 shares authorized; 2,000,000 shares issued and outstanding as of December 31, 2021
Additional paid-in capital	153,936	4,902
Accumulated deficit	(147,231)	(51,976)
Total stockholders’ equity (deficit)	6,708	(25,220)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 35,408	$ 30,304